Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Operating activities
Net loss	$ (1,743,000)	$ (2,820,000)	$ (14,371,000)	$ (7,627,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	278,000	672,000	1,902,000	2,382,000
Amortization of stock issued for services	36,000	55,000	225,000	115,000
Fair value of derivative liabilities in excess of proceeds		1,008,000	1,867,000
Impairment of patents			48,000
Depreciation and amortization	65,000	51,000	219,000	206,000
Change in fair value of derivative liabilities	159,000	(43,000)	5,481,000	(5,000)
Changes in operating assets and liabilities:
Accounts receivable	117,000	96,000	(74,000)	(142,000)
Inventories	2,000	(12,000)	(143,000)	42,000
Restricted cash				(75,000)
Prepaid expenses	(108,000)	(18,000)	(8,000)
Accounts payable and accrued liabilities	147,000	(250,000)	(131,000)	(955,000)
Deferred rent		(1,000)	(6,000)	(4,000)
Net cash used in operating activities	(1,047,000)	(1,262,000)	(4,991,000)	(6,063,000)
Investing activities
Investment in patents	(7,000)	(4,000)	(15,000)	(26,000)
Purchases of property, plant and equipment	(76,000)		(390,000)	(81,000)
Net cash used in investing activities	(83,000)	(4,000)	(405,000)	(107,000)
Financing activities
Net proceeds from the sale of common stock		6,000,000	8,000,000	7,401,000
Net proceeds from the exercise of warrants			1,269,000	4,000
Net cash provided by financing activities		6,000,000	9,269,000	7,405,000
Net increase and decrease in cash and cash equivalents	(1,130,000)	4,734,000	3,873,000	1,235,000
Cash and cash equivalents at beginning of period	5,194,000	1,321,000	1,321,000	86,000
Cash and cash equivalents at end of period	4,064,000	6,055,000	5,194,000	1,321,000
Supplemental disclosure of cash flow information
Cash paid for taxes	$ 2,000	$ 2,000	2,000	1,600
Warrant liability removed due to settlements			13,550,000
Fair value of warrant liability at issuance			9,867,000
Common stock issued for prepaid services			$ 290,000	$ 206,000